BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 4,801	$ 5,378
Other receivables	5	26
Prepaid expenses	1	2
Inventories (Note 3)	112	112
Total current assets	4,919	5,518
Property and equipment, net (Note 4)	2	5
Total assets	4,921	5,523
Current liabilities
Trade accounts payable		1
Other payables and accrued expenses (Note 9)	284	310
Total current liabilities	284	311
Shareholders' equity
Ordinary shares of NIS 1 par value (5,000,000 shares authorized, 2,780,707 shares issued and 2,690,857 shares outstanding as of December 31, 2013 and December 31, 2012)	790	790
Additional paid-in capital	158,111	158,111
Accumulated deficit	(144,379)	(143,804)
Total shareholders' equity before reduction of treasury stock	14,522	15,097
Treasury stock, at cost: 89,850 as of December 31, 2013 and December 31, 2012	(9,885)	(9,885)
Total shareholders' equity	4,637	5,212
Total liabilities and shareholders' equity	$ 4,921	$ 5,523